Profit Before Income Tax - Summary of Employee Benefits Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Post-employment benefits
Defined contribution plans	$ 3,590,439	$ 116,838	$ 3,489,642	$ 2,979,167
Defined benefit plans	188,141	6,123	214,599	217,186
Post-employment benefits	3,778,580	122,961	3,704,241	3,196,353
Equity-settled share-based payments	989,843	32,211	699,211	955,575
Other employee benefits	98,404,937	3,202,243	90,412,118	76,648,412
Employee benefits expense	103,173,360	3,357,415	94,815,570	80,800,340
Operating costs [member]
Post-employment benefits
Employee benefits expense	65,063,705	2,117,270	61,555,563	52,526,164
Operating expense [member]
Post-employment benefits
Employee benefits expense	$ 38,109,655	$ 1,240,145	$ 33,260,007	$ 28,274,176